[FLAG INVESTORS LOGO]


                                      FLAG
                                   INVESTORS
                                     VALUE
                                    BUILDER
                                      FUND





                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 1997


REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

o Your Fund achieved excellent performance results for the 1-, 3- and 5-year periods ended September 30, 1997.

o New and existing shareholders purchased $140 million in Fund shares over the past 12 months.

o The investment trends have generally remained positive for stocks and bonds during the past year due to low inflation and interest rates, improving corporate profitability and strong money flows into equity investments.

o Although equity prices are at relatively high levels, we manage to find opportunities to purchase well-managed companies at discounts to their intrinsic values.

o The prices we pay for your Fund's investments are the determinant of value. We do not forecast the direction of the stock market or the level of interest rates. Instead, we continue to focus on finding "out-of-favor" companies with strong excess cash flows, run by shareholder-oriented managements who use this free cash to generate superior long-term returns.

FUND PERFORMANCE
--------------------------------------------------------------------------------

Growth of a $10,000 Investment in Class A Shares*
June 15, 1992-September 30, 1997


$10,000 invested in the Value Builder Fund
Class A Shares at inception on June 15, 1992 was worth $23,928 on September 30, 1997.


                 [Graph appears here -- see plot points below]


           6/92      10,000
          12/92      10,776
           6/93      11,526
          12/93      12,043
           6/94      11,666
          12/94      11,998
           6/95      14,076
          12/95      15,927
           6/96      17,217
          12/96      19,851
           6/97      20,038
           9/97      23,928

Total Return Performance*


                                  Class A       Class B       Class D   Institutional
  For the periods ended 9/30/97   Shares        Shares        Shares**     Shares
-------------------------------------------------------------------------------------
  1 Year                          32.2%         31.2%         31.8%        32.6%
-------------------------------------------------------------------------------------
  3 Years (Cumulative)            96.9%           --          94.7%          --
-------------------------------------------------------------------------------------
  5 Years (Cumulative)           131.2%           --            --           --
-------------------------------------------------------------------------------------
  Since Inception                6/15/92       1/3/95        11/9/92       11/2/95
                                 -------       ------        -------       -------
  (Cumulative)                   139.3%         95.2%        124.8%        56.2%
-------------------------------------------------------------------------------------

 *These figures assume the reinvestment of dividends and capital gains distributions and exclude the impact of any sales charge. Also, some of the Fund's fees were waived during the period. If the maximum 4.5% sales charge were reflected and if there had been no fee waivers, the quoted performance would be lower. Performance figures for the classes differ because each class maintains a distinct expense structure. For further details on expense structures, please refer to the Fund's prospectus. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed. Past performance is not an indicator of future results. Please review the Additional Performance Information on page 6.

**The Fund has not sold Class D Shares since November 18, 1994, but existing shareholders may reinvest their dividends.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Fellow Shareholders:

     We are pleased to report on the progress of your Fund for the period ended September 30, 1997. We are also very pleased to have celebrated the Fund's five-year anniversary this past June.

Performance Update

     The Flag Investors Value Builder Fund is having an excellent year. For the first nine months of 1997, the Fund's Class A Shares gained 20.5%. The combination of above-average earnings gains by portfolio companies and a slight decline in interest rates helped propel the Fund's share price to new all-time highs. We are very pleased to report that the Fund's performance continues to place it in the very top tier of Balanced Funds. According to Lipper Analytical, the Fund's Class A Shares ranked #8 out of 333 funds, #1 out of 209 funds and #2 out of 94 funds for the 1-, 3-, and 5-year periods ended September 30, 1997, respectively.(1) In addition, the Class A Shares received an "A" rating from The Wall Street Journal for the same 1-, 3-, and 5-year periods.(2)

     Partly in recognition of this success, Barron's selected the Flag Investors Value Builder Fund as the highest-ranked Fund in the Balanced category in its July 21 edition. A copy of a portion of the article has been enclosed. We hope you find it of interest and that it provides some insight as to how we go about trying to make your money grow.

     Illustrated in the chart on page 1 is the growth of a $10,000 investment in the Fund's Class A Shares since inception. A full summary of investment returns for the Fund is also provided on page 1.

     The best performing common stocks over the past nine months represent companies owned in the portfolio for various time periods (see table on page 3). This clearly demonstrates that long-term core holdings continue to contribute to the Fund's performance, but it also highlights the fact that we are always adding new securities that represent good value.

     The only meaningful loser during the period was LodgeNet, which was down
25%.

---------
(1) The Lipper rankings are based on performance for the periods ended September 30, 1997 relative to other funds in the Balanced Funds category. Performance figures used in these rankings exclude the impact of any sales charge.

(2) Funds are categorized by The Wall Street Journal based on classifications by Lipper and are ranked by total return performance relative to other funds in their respective categories. Unlike the broad Balanced Funds category described above, The Wall Street Journal's Balanced Funds category is limited to funds listed by NASDAQ. This ranking indicates that the Fund's performance placed in the top 20% in the Balanced Funds category for the 1, 3 and 5 years ended September 30, 1997, ranking #8 out of 230 funds, #1 out of 171 funds and #2 out of 88 funds, respectively.

--------------------------------------------------------------------------------

Best Performers (12/31/96-9/30/97)

                                                                    Original
Security                               Percent Gain              Investment Date
--------------------------------------------------------------------------------
America Online                          126.9%                        11/96
--------------------------------------------------------------------------------
Westinghouse Air Brake                   83.2%                        11/95
--------------------------------------------------------------------------------
Green Tree Financial(1)                  68.9%                         4/97
--------------------------------------------------------------------------------
Eli Lilly                                65.8%                         7/92
--------------------------------------------------------------------------------
Autodesk                                 62.1%                         8/96
--------------------------------------------------------------------------------
EXEL                                     57.3%                         9/93
--------------------------------------------------------------------------------
ITT Corp.(2)                             55.5%                         7/92
--------------------------------------------------------------------------------
Conseco                                  53.3%                         6/92
--------------------------------------------------------------------------------
Tandy Corp.                              52.8%                         2/94
--------------------------------------------------------------------------------
Bristol-Myers Squibb                     51.8%                        10/92
--------------------------------------------------------------------------------

---------
(1) Security added mid-period.
(2) Security sold mid-period.

Asset Mix

     During the past year, the Fund maintained its long-term focus with approximately 90% of the Fund's assets in stocks and bonds. The pie charts below reflect the current asset mix as well as the asset mix a year ago.

Asset Mix

               [Pie charts appear here -- see plot points below]

                  9/30/96

Short-term Investments               4.3%
Fixed Income                        23.3%
Common Stocks and Convertibles      72.4%

                  9/30/97

Short-term Investments              10.8%
Fixed Income                        26.9%
Common Stocks and Convertibles      62.3%

LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

     The slight increase in the short-term investment category was primarily due to the significant purchase of Fund shares by new and existing shareholders. These purchases totaled more than $140 million, and more than $100 million of that amount has been invested in stocks and bonds. We very much appreciate this expression of confidence.

Investment Environment

     Investment trends have generally remained positive. Inflation remains at near-record low levels. This in turn has allowed interest rates to maintain their moderate levels, with long-term Treasury bond yields in the 6% to 7% range during the past year. Since your Fund's fixed-income investments are primarily in corporate bonds, the Fund earns a somewhat higher yield than those available on Treasury securities with similar maturities.

     Corporate profitability remains on the upswing, although earnings per share gains for some industries and companies are proving to be more of a challenge than in prior years. However, with the excellent returns provided by the equity market again in 1997, investors continue to pump large amounts of money into equity-oriented mutual funds.

     It appears that more than $100 billion will be invested in such funds in 1997. This inflow creates additional demand for stocks, which tends to push equity prices to higher levels. Even within an environment of higher equity prices or general market volatility, we are presented with numerous opportunities to purchase well-managed companies at sizable discounts to their intrinsic values.

     We pay very close attention to the price we pay for our investments. Since the price we pay is the critical element in the equation of determining how good the value is that we are getting, we do not spend time trying to forecast the direction of the stock market or the level of interest rates. Rather, our focus is on finding "out-of-favor" companies with strong excess cash flows, run by shareholder-oriented managements who will best use this free cash flow to generate superior long-term returns. We also invest for the long term, which allows us to look past any temporary difficulties that a company may be having and concentrate on its full investment potential.

--------------------------------------------------------------------------------

Portfolio Developments

     Since our last report to shareholders, we have remained active in our pursuit of improving the prospects of your Fund by adding to existing positions or creating new ones. Our largest purchases in the Fund are listed below.

Largest Purchases (For the six months ended 9/30/97)


Five Largest Common Stock Purchases     Five Largest Bond Purchases
-----------------------------------------------------------------------------------
Security                     Cost       Security                            Cost
-----------------------------------------------------------------------------------
Burlington Resources      $4,597,000    ICI Wilmington, 6.95%, 9/15/04   $4,999,000
-----------------------------------------------------------------------------------
UCAR International        $3,879,000    Frontier Corp., 7.25%, 5/15/04   $4,997,000
-----------------------------------------------------------------------------------
RenaissanceRe             $3,812,000    Raytheon Co., 6.50%, 7/15/05     $4,847,000
-----------------------------------------------------------------------------------
The Learning Company      $3,762,000    Jefferies Group, 7.50%, 8/15/07  $3,989,000
-----------------------------------------------------------------------------------
Electronic Data Systems   $3,361,000    Argosy Gaming, 13.25%, 6/1/04    $2,997,000

     The Fund's five largest common stock holdings are listed below, along with the percentage gain for each so far this calendar year.


Five Largest Holdings (As of 9/30/97)

Security                    Cost            Market Value  9-Month Percent Gain
------------------------------------------------------------------------------
Conseco                  $ 5,940,000         $24,204,000          53.3%
------------------------------------------------------------------------------
IBM                      $ 2,755,000         $ 9,110,000          39.9%
------------------------------------------------------------------------------
Boeing*                  $ 2,346,000         $ 8,492,000           7.8%
------------------------------------------------------------------------------
Travelers                $ 1,984,000         $ 7,781,000          50.6%
------------------------------------------------------------------------------
Host Marriott            $ 2,919,000         $ 7,374,000          42.2%
------------------------------------------------------------------------------
  Total                  $15,944,000         $56,961,000
------------------------------------------------------------------------------

-------
*Exchanged for McDonnell Douglas.

     We thank you for your continued interest and support. We look forward to the ongoing process of building value for you.

Respectfully submitted,

/s/ Hobart C. Buppert, II
-------------------------
Hobart C. Buppert, II
Portfolio Manager

October 31, 1997

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Additional Performance Information

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. The Securities and Exchange Commission (SEC) requires that when we report such figures, we also include the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent calendar quarter. The SEC total return figures differ from those we reported because the time periods may be different and because the SEC calculation includes the impact of the currently effective 4.50% maximum sales charge for the Fund's Class A Shares, 4.00% maximum contingent deferred sales charge for the Fund's Class B Shares and 1.50% maximum sales charge and 1.00% maximum contingent deferred sales charge for the Fund's Class D Shares.

Average Annual Total Return

For the periods ended 9/30/97      1 Year         5 Years       Since Inception*
--------------------------------------------------------------------------------
Class A Shares                     26.22%         17.16%             16.90%
--------------------------------------------------------------------------------
Class B Shares                     27.21%           --               26.70%
--------------------------------------------------------------------------------
Class D Shares                     28.80%           --               17.64%
--------------------------------------------------------------------------------
Institutional Shares               32.59%           --               26.32%
--------------------------------------------------------------------------------

*Inception dates: Class A 6/15/92, Class B 1/3/95, Class D 11/9/92,
 Institutional 11/2/95.

     The Fund's total returns correspond to those experienced by individual shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid. Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed. Past performance is not an indicator of future results.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1997
(UNAUDITED)

                                                                         Market Value
   Shares                                                                  (Note 1)
-------------------------------------------------------------------------------------
 COMMON STOCK: 59.0%

Banking: 3.0%
     35,000      Citicorp                                                $ 4,687,813
    100,000      KeyCorp                                                   6,362,500
     13,100      Wells Fargo & Company                                     3,602,500
                                                                         -----------
                                                                          14,652,813
                                                                         -----------
Basic Industry: 2.7%
    105,700      Airgas, Inc.*                                             1,790,294
     30,000      Hercules, Inc.                                            1,492,500
     20,000      Olin Corp.                                                  936,250
     44,654      Potash Corp. of Saskatchewan                              3,505,339
     28,000      Solutia, Inc.*                                              560,000
    100,000      UCAR International, Inc.*                                 4,775,000
                                                                         -----------
                                                                          13,059,383
                                                                         -----------

Business Services: 1.8%
     81,900      First Data Corp.                                          3,076,369
    176,400      SEI Corp.                                                 5,821,200
                                                                         -----------
                                                                           8,897,569
                                                                         -----------

Capital Goods: 1.1%
     36,000      Eaton Corp.                                               3,325,500
     96,200      Westinghouse Air Brake Co.                                2,224,625
                                                                         -----------
                                                                           5,550,125
                                                                         -----------
Consumer Durables/Non-Durables: 4.4%
    230,000      Blyth Industries, Inc.*                                   6,440,000
     33,500      Eastman Kodak Co.                                         2,175,406
    125,000      Ford Motor Company                                        5,656,250
     50,000      Liz Claiborne, Inc.                                       2,746,875
    111,600      Philip Morris Cos., Inc.                                  4,638,375
                                                                         -----------
                                                                          21,656,906
                                                                         -----------

Consumer Services: 4.3%
     92,000      America Online, Inc.*                                     6,940,250
    124,875      CUC International, Inc.*                                  3,871,125
     30,000      Gannett Co.                                               3,238,125
    300,000      The Learning Co., Inc.*                                   4,425,000
     50,000      Times Mirror Co. Class A                                  2,746,875
                                                                         -----------
                                                                          21,221,375
                                                                         -----------

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                           September 30, 1997
(UNAUDITED)

                                                                         Market Value
   Shares                                                                  (Note 1)
-------------------------------------------------------------------------------------
 COMMON STOCK (continued)

Defense/Aerospace: 2.4%
    156,000      Boeing Co.                                              $ 8,492,250
     31,171      Lockheed Martin Corp.                                     3,323,607
                                                                         -----------
                                                                          11,815,857
                                                                         -----------

Electric Utilities: 0.5%
    100,000      Unicom Corp.                                              2,337,500
                                                                         -----------

Energy: 1.0%
    100,000      Burlington Resources, Inc.                                5,131,250
                                                                         -----------

Entertainment: 1.3%
    459,500      LodgeNet Entertainment Corp.*                             6,088,375
                                                                         -----------

Financial Services: 6.8%
     83,500      American Express Co.                                      6,836,563
     87,500      Countrywide Credit Industries, Inc.                       3,188,281
    172,000      Freddie Mac                                               6,063,000
    100,000      Green Tree Financial Corp.                                4,700,000
    118,125      MBNA Corp.                                                4,784,062
    114,000      Travelers Group, Inc.                                     7,780,500
                                                                         -----------
                                                                          33,352,406
                                                                         -----------

Health Care: 5.1%
     95,000      Amgen, Inc.*                                              4,554,062
     40,000      Baxter International, Inc.                                2,090,000
     38,000      Bristol-Myers Squibb Co.                                  3,144,500
     54,434      Eli Lilly & Co.                                           6,569,503
    114,000      Johnson & Johnson                                         6,569,250
     60,000      Mallinckrodt, Inc.                                        2,160,000
                                                                         -----------
                                                                          25,087,315
                                                                         -----------

Hotels/Gaming: 1.2%
    200,000      Harrah's Entertainment, Inc.*                             4,487,500
     40,000      Hilton Hotels Corp.                                       1,347,500
                                                                         -----------
                                                                           5,835,000
                                                                         -----------

Housing: 2.2%
    275,000      Champion Enterprises, Inc.*                               5,259,375
    118,000      USG Corp.*                                                5,656,625
                                                                         -----------
                                                                          10,916,000
                                                                         -----------

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

                                                                         Market Value
   Shares                                                                  (Note 1)
-------------------------------------------------------------------------------------
 COMMON STOCK (concluded)

Insurance: 8.4%
    495,858      Conseco, Inc.                                          $ 24,204,069
     80,000      EXEL Limited                                              4,765,000
     32,500      Hartford Financial Services Group                         2,797,031
     80,000      Mid Ocean Ltd.                                            5,070,000
    100,000      RenaissanceRe Holdings Ltd.                               4,393,750
                                                                        ------------
                                                                          41,229,850
                                                                        ------------

Multi-Industry: 3.2%
     42,500      ITT Industries, Inc.                                      1,410,469
     33,400      Loews Corp.                                               3,772,113
    140,000      Monsanto Co.                                              5,460,000
     64,000      United Technologies Corp.                                 5,184,000
                                                                        ------------
                                                                          15,826,582
                                                                        ------------

Real Estate: 2.2%
     60,200      General Growth Properties, Inc.                           2,227,400
    324,136      Host Marriott Corp.*                                      7,374,094
     35,000      National Health Investors, Inc.                           1,360,625
                                                                        ------------
                                                                          10,962,119
                                                                        ------------

Retail: 3.0%
    124,664      J.C. Penney Company, Inc.                                 7,261,678
    300,000      Kmart Corp.*                                              4,200,000
     90,000      Tandy Corp.                                               3,026,250
                                                                        ------------
                                                                          14,487,928
                                                                        ------------
Technology: 3.6%
     70,400      Autodesk, Inc.                                            3,194,400
    100,000      Electronic Data Systems Corp.                             3,550,000
     86,000      International Business Machines Corp.                     9,110,625
     33,400      Millipore Corp.                                           1,640,775
                                                                        ------------
                                                                          17,495,800
                                                                        ------------

Telecommunications: 0.4%
     69,000      MCI Communications Corp.                                  2,026,875
                                                                        ------------

Transportation: 0.4%
     17,491      Delta Air Lines, Inc.                                     1,647,434
                                                                        ------------

                 Total Common Stock
                   (Cost $147,036,477)                                   289,278,462
                                                                        ------------

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                           September 30, 1997
(UNAUDITED)


    Shares/                                                              Market Value
   Par (000)                                                               (Note 1)
-------------------------------------------------------------------------------------
 CONVERTIBLE PREFERRED STOCK: 2.2%

     32,300      Conseco Inc., $4.28 Cvt. Pfd., Series E                 $ 5,523,300
     75,000      Host Marriott Financial Trust                             5,100,000
                                                                         -----------
                 Total Convertible Preferred Stock
                   (Cost $5,724,337)                                      10,623,300
                                                                         -----------
 PREFERRED SECURITIES: 0.5%

    100,000      Conseco Financial Trust
                   (Cost $2,500,000)                                       2,637,500
                                                                         -----------
 CONVERTIBLE BONDS: 1.1%

     $2,000      Capstone Capital Corp., Cvt. Deb.,
                   6.55%, 3/14/02                                          1,920,000
        339      Richardson Electronics, Cvt. Deb.,
                   7.25%, 12/15/06                                           256,793
      1,661      Richardson Electronics, Cvt. Deb.,
                   8.25%, 6/15/06                                          1,416,003
      2,000      Sizeler Property Investors, Cvt. Deb.,
                   8.00%, 7/15/03                                          1,965,000
                                                                         -----------
                       TOTAL CONVERTIBLE BONDS
                   (Cost $5,488,413)                                       5,557,796
                                                                         -----------

 CORPORATE BONDS: 24.0%
      1,000      American Life Holding Co., Sr Sub Nt,
                   11.25%, 9/15/04                                         1,136,250
      3,000      Argosy Gaming, 13.25%, 6/1/04                             3,026,250
      3,000      Avon Products, Inc., 6.55%, 8/1/07                        2,988,750
      1,000      Caesar's World, 8.875%, 8/15/02                           1,036,250
      1,000      Capstar Hotel, 8.75%, 8/15/07                             1,010,000
        873      Chattem, Inc., Sr Sub Deb, 12.75%, 6/15/04                  983,216
        --        Chattem, Inc., 1,000 Warrants, Expiring 6/17/99             56,180
      3,000      Circus Circus, 6.75%, 7/15/03                             2,958,750
      3,000      Conseco, Inc., Nt, 8.125%, 2/15/03                        3,153,750
        700      CSX Corp., Nt, 7.00%, 9/15/02                               715,750
      3,000      Eckerd Corp., Nt, 9.25%, 2/15/04                          3,232,500
        300      Exxon Capital Corp., Nt, 6.50%, 7/15/99                     303,000
      2,000      FMC Corp., Nt, 8.75%, 4/1/99                              2,065,000
      5,000      Frontier Corp., 7.25%, 5/15/04                            5,143,750

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------


    Par                                                                  Market Value
   (000)                                                                   (Note 1)
-------------------------------------------------------------------------------------
 CORPORATE BONDS (continued)

     $1,000      Fund American Enterprise, Nt, 7.75%, 2/1/03             $ 1,022,500
      4,500      HMH Properties, Nt, 9.50%, 5/15/05                        4,758,750
      3,000      Host Marriott Travel Plaza, Nt, 9.50%, 5/15/05            3,172,500
      5,000      ICI Wilmington, 6.95%, 9/15/04                            5,087,500
      2,775      ITT Corp., Nt, 6.25%, 11/15/00                            2,768,062
      2,000      ITT Corp., Nt, 6.75%, 11/15/03                            1,997,500
      4,000      Jefferies Group, Inc., 7.50%, 8/15/07                     4,025,000
      2,000      John Q. Hammons Hotels LP, Nt,
                   8.875%, 2/15/04                                         2,030,000
      5,000      J.P. Morgan, Nt, 6.875%, 1/15/07                          5,068,750
      2,200      Lockheed Martin Corp., Nt, 6.85%, 5/15/01                 2,238,500
      2,500      Lockheed Martin Corp., Nt, 7.25%, 5/15/06                 2,600,000
      5,000      LodgeNet Entertainment, Nt, 10.25%, 12/15/06              5,187,500
      1,285      Markel Corp., Nt, 7.25%, 11/1/03                          1,317,125
      2,500      Marriott International, 6.75%, 12/15/03                   2,487,500
      2,100      Marriott International, 7.875%, 4/15/05                   2,220,750
      1,100      Masco Corp., Nt, 6.625%, 9/15/99                          1,112,375
      1,000      Masco Corp., Nt, 6.125%, 9/15/03                            975,000
      2,000      McDonnell Douglas Corp., Nt, 6.875%, 11/1/06              2,040,000
      2,000      MCI Communications, Nt, 6.25%, 3/23/99                    2,010,000
        500      MCI Communications, Nt, 7.50%, 8/20/04                      528,750
      2,100      Millipore Corp., Nt, 7.20%, 4/1/02                        2,149,875
      2,100      Millipore Corp., Nt, 7.50%, 4/1/07                        2,186,625
      2,000      Nabisco, Inc., 6.70%, 6/15/02                             2,015,000
      1,500      Norfolk Southern, 6.95%, 5/1/02                           1,535,625
      1,500      Norfolk Southern, 7.35%, 5/15/07                          1,565,625
      2,000      Petroleum Heat & Power, Nt, 9.375%, 2/1/06                1,900,000
      4,000      Premier Parks, Nt, 9.75%, 1/15/07                         4,235,000
      3,000      Raytheon Co., 6.45%, 8/15/02                              3,003,750
      5,000      Raytheon Co., 6.50%, 7/15/05                              4,950,000
      2,000      RJR Nabisco, Inc., Nt, 7.625%, 9/15/03                    2,017,500
      1,500      Salomon, Inc., Nt, 7.125%, 8/1/99                         1,526,250
      3,000      Tandy Corp., 6.95%, 9/1/07                                3,022,500
      1,000      Tektronix, Inc., Nt, 7.50%, 8/1/03                        1,023,750
      1,000      Tenneco, Inc., Nt, 8.075%, 10/1/02                        1,061,250
      1,000      Travelers Group, Inc., Nt, 6.125%, 6/15/00                1,000,000
      1,000      Union Pacific Co., 6.25%, 3/15/99                         1,002,500

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Statement of Net Assets (concluded)                           September 30, 1997
(UNAUDITED)


    Par                                                                  Market Value
   (000)                                                                   (Note 1)
-------------------------------------------------------------------------------------
 CORPORATE BONDS (concluded)

    $ 2,660      USG Corp., 8.50%, 8/1/05                               $  2,846,200
        500      Xerox Corp., Nt, 7.15%, 8/1/04                              517,500
                                                                        ------------
                  Total Corporate Bonds
                    (Cost $114,533,091)                                  118,016,408
                                                                        ------------
 U.S. GOVERNMENT AND AGENCY SECURITIES: 2.9%

      1,000      Federal National Mortgage Assoc., 7.6%, 5/24/06           1,012,190
                                                                        ------------
                 U.S. Treasury Notes
      3,000        5.125%, 2/28/98                                         2,996,970
      3,000        5.875%, 2/28/99                                         3,005,610
      3,000        6.25%, 5/31/00                                          3,028,170
      4,000        6.125%, 12/31/01                                        4,019,480
                                                                        ------------
                                                                          13,050,230
                                                                        ------------
                 Total U.S. Government and Agency Securities
                   (Cost $13,925,049)                                     14,062,420
                                                                        ------------
 REPURCHASE AGREEMENT: 9.5%
     46,727      Goldman Sachs & Co., 6.05%
                   Dated 9/30/97, to be repurchased on
                   10/1/97, collateralized by U.S. Treasury
                   Notes with a market value of $47,662,129.
                   (Cost $46,727,000)                                     46,727,000
                                                                        ------------

TOTAL INVESTMENT IN SECURITIES: 99.2%
  (Cost $335,934,367)**                                                  486,902,886

 OTHER ASSETS IN EXCESS OF LIABILITIES, NET: 0.8%                          3,742,926
                                                                        ------------

 NET ASSETS: 100.0%                                                     $490,645,812
                                                                        ============

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER:
  CLASS A SHARE
     ($374,094,255 / 18,489,756 SHARES OUTSTANDING)              $20.23
                                                                 ======
   CLASS B SHARE
     ($38,611,858 / 1,907,874 shares outstanding)                $20.24+
                                                                 ======
  CLASS D SHARE
     ($17,709,912 / 876,914 shares outstanding)                  $20.20++
                                                                 ======

  INSTITUTIONAL SHARE
     ($60,229,787 / 2,955,679 shares outstanding)                $20.38
                                                                 ======

MAXIMUM OFFERING PRICE PER:
  CLASS A SHARE  ($20.23 / 0.955)                                $21.18
                                                                 ======
    CLASS B SHARE                                                $20.24
                                                                 ======

    INSTITUTIONAL SHARE                                          $20.38
                                                                 ======

-----------
  *Non-income producing security.
** Also aggregate cost for federal tax purposes.
 + Redemption value is $19.43 following 4% maximum contingent deferred sales charge.
++ Redemption value is $20.00 following 1% maximum contingent deferred sales charge.

                       See Notes to Financial Statements.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Statement of Operations

                                                                        For the Six
                                                                       Months Ended
                                                                       September 30,
------------------------------------------------------------------------------------
                                                                           1997(1)
Investment Income (Note 1):
   Interest                                                             $ 5,535,899
   Dividends                                                              2,115,469
   Other income                                                              57,327
                                                                        -----------
            Total income                                                  7,708,695
                                                                        -----------

Expenses:
   Investment advisory fee (Note 2)                                       1,635,193
   Distribution fee (Note 2)                                                596,392
   Transfer agent fee (Note 2)                                               61,394
   Accounting fee (Note 2)                                                   51,604
   Registration fees                                                         32,739
   Printing and postage                                                      22,423
   Legal                                                                     20,733
   Custodian fee                                                             19,817
   Audit                                                                     14,245
   Miscellaneous                                                             12,131
   Directors' fees                                                            7,759
   Pricing fee                                                                4,576
   Organizational expense (Note 1)                                            2,597
                                                                        -----------
           Total expenses                                                 2,481,603
                                                                        -----------
   Net investment income                                                  5,227,092
                                                                        -----------

Realized and unrealized gain/(loss) on investments:
   Net realized gain from security transactions                           2,976,827
   Change in unrealized appreciation or depreciation of investments      64,375,056
                                                                        -----------
   Net gain on investments                                               67,351,883
                                                                        -----------

Net increase in net assets resulting from operations                    $72,578,975
                                                                        ===========

--------
(1) Unaudited.

                       See Notes to Financial Statements.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Statement of Changes in Net Assets


                                                      For the Six         For the
                                                     Months Ended        Year Ended
                                                     September 30,        March 31,
-----------------------------------------------------------------------------------
                                                        1997(1)             1997
Increase/(Decrease) in Net Assets:
Operations:
   Net investment income                               $  5,227,092    $  6,780,634
   Net realized gain from security transactions           2,976,827       4,707,093
   Change in unrealized appreciation or
     depreciation of investments                         64,375,056      34,681,754
                                                       ------------    ------------
   Net increase in net assets resulting
     from operations                                     72,578,975      46,169,481
                                                       ------------    ------------
Distributions to Shareholders from:
   Net investment income and net realized
     short-term gains:
     Class A Shares                                      (3,516,907)     (5,070,551)
     Class B Shares                                        (191,045)       (119,491)
     Class D Shares                                        (159,888)       (280,846)
     Institutional Shares                                  (495,671)       (391,368)
   Net realized long-term gains:
     Class A Shares                                              --        (874,810)
     Class B Shares                                              --         (38,817)
     Class D Shares                                              --         (53,442)
     Institutional Shares                                        --         (71,368)
                                                       ------------    ------------
    Total distributions                                  (4,363,511)     (6,900,693)
                                                       ------------    ------------
Capital Share Transactions (Note 3):
   Proceeds from sale of shares                          92,421,496     100,059,836
   Value of shares issued in reinvestment
     of dividends                                         3,736,593       6,063,887
   Cost of shares repurchased                           (19,153,347)    (29,688,897)
                                                       ------------    ------------
   Increase in net assets derived from
     capital share transactions                          77,004,742      76,434,826
                                                       ------------    ------------
   Total increase in net assets                         145,220,206     115,703,614

Net Assets:
   Beginning of period                                  345,425,606     229,721,992
                                                       ------------    ------------
   End of period                                       $490,645,812    $345,425,606
                                                       ============    ============

---------

(1) Unaudited.

                       See Notes to Financial Statements.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Financial Highlights -- Class A Shares
(For a share outstanding throughout each period)

                                                                 For the Six
                                                                Months Ended
                                                                September 30,
--------------------------------------------------------------------------------
                                                                   1997(1)

Per Share Operating Performance:
   Net asset value at beginning of period                         $  17.14
                                                                  --------
Income from Investment Operations:
   Net investment income                                              0.23
   Net realized and unrealized gain/(loss) on investments             3.07
                                                                  --------
   Total from Investment Operations                                   3.30
                                                                  --------
Less Distributions:
   Distributions from net investment income
     and net realized short-term gains                               (0.21)
   Distributions from net realized long-term gains                      --
                                                                  --------
   Total distributions                                               (0.21)
                                                                  --------
   Net asset value at end of period                               $  20.23
                                                                  ========
Total Return(3)                                                      19.42%

Ratios to Average Daily Net Assets:
   Expenses(4)                                                        1.15%(6)
   Net investment income(5)                                           2.52%(6)

Supplemental Data:
   Net assets at end of period (000)                              $374,094
   Portfolio turnover rate                                               6%(6)
   Average commissions per share(7)                               $   0.057

---------
(1) Unaudited.
(2) Commencement of operations.
(3) Total return excludes the effect of sales charge.
(4) Without the waiver of advisory fees (Note 2), the ratio of expenses to average daily net assets would have been 1.40%, 1.38% and 1.70% (annualized) for the years ended March 31, 1995, 1994 and the period ended March 31, 1993, respectively.
(5) Without the waiver of advisory fees (Note 2), the ratio of net investment income to average daily net assets would have been 3.02%, 3.11% and 2.53% (annualized) for the years ended March 31, 1995, 1994 and the period ended March 31, 1993, respectively.
(6) Annualized.
(7) Disclosure is required for fiscal years beginning after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

                                                                                                     For the Period
                                                                                                    June 15, 1992(2)
                                                                                                        through
                                                                 For the Year Ended March 31,          March 31,
--------------------------------------------------------------------------------------------------------------------
                                                             1997       1996       1995      1994        1993
Per Share Operating Performance:
   Net asset value at beginning of period                 $  14.68   $  12.02   $  11.23   $  11.25    $ 10.00
                                                          --------   --------   --------   --------    -------
Income from Investment Operations:
   Net investment income                                      0.39       0.36       0.35       0.40       0.18
   Net realized and unrealized gain/(loss) on investments     2.49       3.03       0.80      (0.04)      1.18
                                                          --------   --------   --------   --------    -------
   Total from Investment Operations                           2.88       3.39       1.15       0.36       1.36
                                                          --------   --------   --------   --------    -------
Less Distributions:
   Distributions from net investment income
     and net realized short-term gains                       (0.36)     (0.41)     (0.35)     (0.38)     (0.11)
   Distributions from net realized long-term gains           (0.06)     (0.32)     (0.01)        --         --
                                                          --------   --------   --------   --------    -------
   Total distributions                                       (0.42)     (0.73)     (0.36)     (0.38)     (0.11)
                                                          --------   --------   --------   --------    -------
   Net asset value at end of period                       $  17.14   $  14.68   $  12.02   $  11.23    $ 11.25
                                                          ========   ========   ========   ========    =======
Total Return(3)                                              19.90%     28.86%     10.57%      3.14%     13.73%

Ratios to Average Daily Net Assets:
   Expenses(4)                                                1.27%      1.31%      1.35%      1.35%      1.35%(6)
   Net investment income(5)                                   2.51%      2.72%      3.07%      3.14%      2.88%(6)

Supplemental Data:
   Net assets at end of period (000)                      $278,130   $200,020   $146,986   $131,097    $83,535
   Portfolio turnover rate                                      13%        15%        18%         8%         8%
   Average commissions per share(7)                       $   0.066        --         --         --         --

                       See Notes to Financial Statements.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Financial Highlights -- Class B Shares
(For a share outstanding throughout each period)

                                                                 For the Six
                                                                Months Ended
                                                                September 30,
--------------------------------------------------------------------------------
                                                                   1997(1)

Per Share Operating Performance:
   Net asset value at beginning of period                          $ 17.16
                                                                   -------
Income from Investment Operations:
   Net investment income                                              0.17
   Net realized and unrealized gain on investments                    3.07
                                                                   -------
   Total from Investment Operations                                   3.24
                                                                   -------
Less Distributions:
   Distributions from net investment income
      and net realized short-term gains                              (0.16)
   Distributions from net realized long-term gains                      --
                                                                   -------
   Total distributions                                               (0.16)
                                                                   -------
   Net asset value at end of period                                $ 20.24
                                                                   =======
Total Return(3)                                                      19.01%
Ratios to Average Daily Net Assets:
   Expenses(4)                                                        1.90%(6)
   Net investment income(5)                                           1.77%(6)

Supplemental Data:
   Net assets at end of period (000)                               $38,612
   Portfolio turnover rate                                               6%(6)
   Average commissions per share(7)                                $  0.057

--------
(1) Unaudited.
(2) Commencement of operations.
(3) Total return excludes the effect of sales charge.
(4) Without the waiver of advisory fees (Note 2), the ratio of expenses to average daily net assets would have been 2.17% (annualized) for the period ended March 31, 1995.
(5) Without the waiver of advisory fees (Note 2), the ratio of net investment income to average daily net assets would have been 2.87% (annualized) for the period ended March 31, 1995.
(6) Annualized.
(7) Disclosure is required for fiscal years beginning after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.See Notes to Financial Statements.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

                                                                                                              For the Period
                                                                                                             Jan. 3, 1995(2)
                                                                                                                 through
                                                                     For the Year Ended March 31,               March 31,
----------------------------------------------------------------------------------------------------------------------------
                                                                     1997                   1996                   1995
Per Share Operating Performance:
   Net asset value at beginning of period                         $ 14.71                 $12.01                 $11.14
                                                                  -------                 ------                 ------
Income from Investment Operations:
  Net investment income                                              0.26                   0.21                   0.08
  Net realized and unrealized gain on investments                    2.51                   3.05                   0.79
                                                                  -------                 ------                 ------
  Total from Investment Operations                                   2.77                   3.26                   0.87
                                                                  -------                 ------                 ------
Less Distributions:
   Distributions from net investment income
      and net realized short-term gains                             (0.26)                 (0.24)                    --
   Distributions from net realized long-term gains                  (0.06)                 (0.32)                    --
                                                                  -------                 ------                 ------
   Total distributions                                              (0.32)                 (0.56)                    --
                                                                  -------                 ------                 ------
   Net asset value at end of period                               $ 17.16                 $14.71                 $12.01
                                                                  =======                 ======                 ======
Total Return(3)                                                     19.00%                 27.89%                  7.81%

Ratios to Average Daily Net Assets:
   Expenses(4)                                                       2.02%                  2.06%                  2.10%(6)
   Net investment income(5)                                          1.84%                  1.97%                  2.94%(6)

Supplemental Data:
   Net assets at end of period (000)                              $17,311                 $4,178                 $  341
   Portfolio turnover rate                                             13%                    15%                    18%
   Average commissions per share(7)                               $  0.066                    --                     --

                       See Notes to Financial Statements.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Financial Highlights -- Class D Shares
(For a share outstanding throughout each period)

                                                                 For the Six
                                                                Months Ended
                                                                September 30,
--------------------------------------------------------------------------------
                                                                   1997(1)

Per Share Operating Performance:
   Net asset value at beginning of period                         $  17.11
                                                                  --------
Income from Investment Operations:
   Net investment income                                              0.20
   Net realized and unrealized gain/(loss) on investments             3.07
                                                                  --------
   Total from Investment Operations                                   3.27
                                                                  --------
Less Distributions:
   Distributions from net investment income
     and net realized short-term gains                               (0.18)
   Distributions from net realized long-term gains                      --
                                                                  --------
   Total distributions                                               (0.18)
                                                                  --------
   Net asset value at end of period                               $  20.20
                                                                  ========
Total Return(3)                                                      19.25%

Ratios to Average Daily Net Assets:
   Expenses(4)                                                        1.50%(6)
   Net investment income(5)                                           2.17%(6)

Supplemental Data:
   Net assets at end of period (000)                              $ 17,710
   Portfolio turnover rate                                               6%(6)
   Average commissions per share(7)                               $   0.057

----------
(1) Unaudited.
(2) Commencement of operations.
(3) Total return excludes the effect of sales charge.
(4) Without the waiver of advisory fees (Note 2), the ratio of expenses to average daily net assets would have been 1.74%, 1.73% and 1.93% (annualized) for the years ended March 31, 1995, 1994 and the period ended March 31, 1993, respectively.
(5) Without the waiver of advisory fees (Note 2), the ratio of net investment income to average daily net assets would have been 2.68%, 2.76% and 2.60% (annualized) for the years ended March 31, 1995, 1994 and the period ended March 31, 1993, respectively.
(6) Annualized.
(7) Disclosure is required for fiscal years beginning after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

                                                                                                     For the Period
                                                                                                     Nov. 9, 1992(2)
                                                                                                        through
                                                                 For the Year Ended March 31,          March 31,
--------------------------------------------------------------------------------------------------------------------
                                                             1997       1996       1995      1994        1993
Per Share Operating Performance:
   Net asset value at beginning of period                  $ 14.66    $ 12.01    $ 11.22    $ 11.24    $10.45
                                                           -------    -------    -------    -------    ------
Income from Investment Operations:
   Net investment income                                      0.35       0.33       0.31       0.36      0.14
   Net realized and unrealized gain/(loss) on investments     2.47       3.02       0.80      (0.04)     0.74
                                                           -------    -------    -------    -------    ------
   Total from Investment Operations                           2.82       3.35       1.11       0.32      0.88
                                                           -------    -------    -------    -------    ------
Less Distributions:
   Distributions from net investment income
     and net realized short-term gains                       (0.31)     (0.38)     (0.31)     (0.34)    (0.09)
   Distributions from net realized long-term gains           (0.06)     (0.32)     (0.01)        --        --
                                                           -------    -------    -------    -------    ------
   Total distributions                                       (0.37)     (0.70)     (0.32)     (0.34)    (0.09)
                                                           -------    -------    -------    -------    ------
   Net asset value at end of period                        $ 17.11    $ 14.66    $ 12.01    $ 11.22    $11.24
                                                           =======    =======    =======    =======    ======
Total Return(3)                                              19.46%     28.44%     10.18%      2.78%     9.00%

Ratios to Average Daily Net Assets:
   Expenses(4)                                                1.62%      1.66%      1.70%      1.70%     1.70%(6)
   Net investment income(5)                                   2.15%      2.37%      2.72%      2.79%     2.83%(6)

Supplemental Data:
   Net assets at end of period (000)                       $15,213    $13,757    $11,717    $11,051    $6,285
   Portfolio turnover rate                                      13%        15%        18%         8%        8%
   Average commissions per share(7)                        $  0.066        --         --         --        --

                       See Notes to Financial Statements.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Financial Highlights -- Institutional Shares
(For a share outstanding throughout each period)

                                                                 For the Six
                                                                Months Ended
                                                                September 30,
--------------------------------------------------------------------------------
                                                                   1997(1)
Per Share Operating Performance:
   Net asset value at beginning of period                          $ 17.27
                                                                   -------
Income from Investment Operations:
   Net investment income                                              0.26
   Net realized and unrealized gain on investments                    3.08
                                                                   -------
   Total from Investment Operations                                   3.34
                                                                   -------
Less Distributions:
   Distributions from net investment income
      and net realized short-term gains                              (0.23)
   Distributions from net realized long-term gains                      --
                                                                   -------
   Total distributions                                               (0.23)
                                                                   -------
   Net asset value at end of period                                $ 20.38
                                                                   =======
Total Return                                                         19.52%

Ratios to Average Daily Net Assets:
   Expenses                                                           0.90%(3)
   Net investment income                                              2.77%(3)

Supplemental Data:
   Net assets at end of period (000)                               $60,230
   Portfolio turnover rate                                               6%(3)
   Average commissions per share(4)                                $  0.057

--------
(1) Unaudited.
(2) Commencement of operations.
(3) Annualized.
(4) Disclosure is required for fiscal years beginning after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

                                                                                    For the Period
                                                               For the Year         Nov. 2, 1995(2)
                                                                  Ended                 through
                                                                March 31,              March 31,
---------------------------------------------------------------------------------------------------
                                                                   1997                   1996
Per Share Operating Performance:
   Net asset value at beginning of period                        $ 14.77                $ 13.89
                                                                 -------                -------
Income from Investment Operations:
   Net investment income                                            0.41                   0.13
   Net realized and unrealized gain on investments                  2.53                   1.17
                                                                 -------                -------
   Total from Investment Operations                                 2.94                   1.30
                                                                 -------                -------
Less Distributions:
   Distributions from net investment income
      and net realized short-term gains                            (0.38)                 (0.10)
   Distributions from net realized long-term gains                 (0.06)                 (0.32)
                                                                 -------                -------
   Total distributions                                             (0.44)                 (0.42)
                                                                 -------                -------
   Net asset value at end of period                              $ 17.27                $ 14.77
                                                                 =======                =======
Total Return                                                       20.24%                 21.12%

Ratios to Average Daily Net Assets:
   Expenses                                                         1.02%                  1.03%(3)
   Net investment income                                            2.83%                  2.89%(3)

Supplemental Data:
   Net assets at end of period (000)                             $34,771                $11,768
   Portfolio turnover rate                                            13%                    15%
   Average commissions per share(4)                              $  0.066                    --

                       See Notes to Financial Statements.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Notes to Financial Statements

NOTE 1 -- Significant Accounting Policies

     Flag Investors Value Builder Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on March 5, 1992 and commenced operations June 15, 1992, is registered under the Investment Company Act of 1940 as a diversified, open-end Investment Management Company. The Fund is designed to maximize total return through a combination of long-term growth of capital and current income.

     The Fund consists of four share classes: Class A Shares, which commenced June 15, 1992; Class D Shares (formerly Class B Shares), which commenced November 9, 1992; Class B Shares, which commenced January 3, 1995; and Institutional Shares, which commenced November 2, 1995. The Fund has not sold Class D Shares since November 18, 1994, but existing shareholders may reinvest their dividends.

     The Class A, Class B and Class D Shares are subject to different sales charges. The Class A Shares have a front-end sales charge, the Class B Shares have a contingent deferred sales charge and the Class D Shares have both a front-end sales charge and a contingent deferred sales charge. The Institutional Shares do not have a front-end sales charge or a contingent deferred sales charge. In addition, each class has a different distribution fee.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. SECURITY VALUATION--The Fund values a portfolio security that is primarily traded on a national exchange by using the last price reported for the day. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is unavailable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

NOTE 1 -- concluded

     B. REPURCHASE AGREEMENTS--The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     C. FEDERAL INCOME TAXES--The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

            The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

     D. SECURITIES TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS AND OTHER--The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate. Income and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Distributions to shareholders are recorded on the ex-dividend date. The Fund has deferred the costs incurred by its organization and the initial public offering of shares. These costs were amortized on the straight-line method over a five-year period from the Fund's commencement of operations.

NOTE 2 -- Investment Advisory Fees, Transactions with Affiliates and Other Fees

     Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust New York Corporation, is the Fund's investment advisor and

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FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 2 -- continued


Alex. Brown Investment Management ("ABIM") is the Fund's subadvisor. As compensation for its advisory services, the Fund pays ICC an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 1.00% of the first $50 million, 0.85% of the next $50 million, 0.80% of the next $100 million and 0.70% of the amount over $200 million.

     As compensation for its subadvisory services, ICC pays ABIM a fee from its advisory fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 0.75% of the first $50 million, 0.60% of the next $150 million and 0.50% of the amount over $200 million.

     ICC has agreed to reduce its aggregate fees so that ordinary Fund expenses for any fiscal year do not exceed 1.35% of the Class A Shares' average daily net assets, 2.10% of the Class B Shares' average daily net assets, 1.70% of the Class D Shares' average daily net assets and 1.10% of the Institutional Shares' average daily net assets. No fees were reduced for the six months ended September 30, 1997.

     As compensation for its accounting services, the Fund pays ICC an annual fee that is calculated daily and paid monthly from the Fund's average daily net assets. The Fund paid ICC $51,604 for accounting services for the six months ended September 30, 1997.

     As compensation for its transfer agent services, the Fund pays ICC a per account fee that is calculated and paid monthly. The Fund paid ICC $61,394 for transfer agent services for the six months ended September 30, 1997.

     As compensation for providing distribution services, the Fund pays ICC Distributors, Inc. ("ICCDistributors") an annual fee that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the Class A Shares' average daily net assets, 1.00% (includes 0.25% shareholder servicing fee) of the Class B Shares' average daily net assets and 0.60% of the Class D Shares' average daily net assets. For the six months ended September 30, 1997, distribution fees aggregated $596,392, of which $410,120 was attributable to the Class A Shares, $136,107 was attributable to the Class B Shares and $50,165 was attributable to the Class D Shares. The Fund did not pay ICCDistributors any commissions for the six months ended September 30, 1997. Prior to September 1, 1997, Alex. Brown & Sons Incorporated served as the Fund's distributor for the same compensation and on substantially the same terms and conditions as ICC Distributors.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the period

26


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FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

NOTE 2 -- concluded

April 1, 1997 through September 30, 1997 was $7,505, and the accrued liability was $27,274.

NOTE 3 -- Capital Share Transactions

     The Fund is authorized to issue up to 75 million shares of $.001 par value capital stock (40 million Class A, 15 million Class B, 15 million Institutional, 3 million Class D and 2 million undesignated). Transactions in shares of the Fund were as follows:

                                                     Class A Shares
                                           -----------------------------------
                                               For the Six          For the
                                              Months Ended        Year Ended
                                           September 30, 1997*  March 31, 1997
                                           -----------------------------------
Shares sold                                     2,916,118          3,858,982
Shares issued to shareholders on
   reinvestment of dividends                      171,681            330,808
Shares redeemed                                  (826,556)        (1,584,547)
                                             ------------       ------------
Net increase in shares outstanding              2,261,243          2,605,243
                                             ============       ============

Proceeds from sale of shares                 $ 54,951,402       $ 64,502,359
Value of reinvested dividends                   3,080,532          5,229,071
Cost of shares redeemed                       (15,657,787)       (25,438,783)
                                             ------------       ------------
Net increase from capital share transactions $ 42,374,147       $ 44,292,647
                                             ============       ============

                                                       Class B Shares
                                           -----------------------------------
                                               For the Six          For the
                                              Months Ended        Year Ended
                                           September 30, 1997*  March 31, 1997
                                           -----------------------------------
Shares sold                                       907,985            754,825
Shares issued to shareholders on
   reinvestment of dividends                        9,778              8,887
Shares redeemed                                   (18,711)           (38,898)
                                             ------------       ------------
Net increase in shares outstanding                899,052            724,814
                                             ============       ============

Proceeds from sale of shares                  $17,172,730        $12,645,227
Value of reinvested dividends                     176,433            144,638
Cost of shares redeemed                          (350,612)          (635,497)
                                             ------------       ------------
Net increase from capital share transactions  $16,998,551        $12,154,368
                                             ============       ============
------------
*Unaudited.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Notes to Financial Statements (concluded)

NOTE 3 -- concluded

                                                     Class D Shares
                                           -----------------------------------
                                               For the Six          For the
                                              Months Ended        Year Ended
                                           September 30, 1997*  March 31, 1997
                                           -----------------------------------
Shares sold                                           --                  --
Shares issued to shareholders on
   reinvestment of dividends                       8,329              19,676
Shares redeemed                                  (20,564)            (68,822)
                                               ---------         -----------
Net decrease in shares outstanding               (12,235)            (49,146)
                                               =========         ===========

Proceeds from sale of shares                   $      --         $        --
Value of reinvested dividends                    148,506             311,352
Cost of shares redeemed                         (394,360)         (1,071,231)
                                               ---------         -----------
Net decrease from capital share transactions   $(245,854)        $  (759,879)
                                               =========         ===========

                                                  Institutional Shares
                                           -----------------------------------
                                               For the Six          For the
                                              Months Ended        Year Ended
                                           September 30, 1997*  March 31, 1997
                                           -----------------------------------
Shares sold                                    1,063,856           1,343,738
Shares issued to shareholders on
   reinvestment of dividends                      18,347              23,612
Shares redeemed                                 (140,454)           (150,351)
                                             -----------         -----------
Net increase in shares outstanding               941,749           1,216,999
                                             ===========         ===========

Proceeds from sale of shares                 $20,297,364         $22,912,250
Value of reinvested dividends                    331,122             378,826
Cost of shares redeemed                       (2,750,588)         (2,543,386)
                                             -----------         -----------
Net increase from capital share transactions $17,877,898         $20,747,690
                                             ===========         ===========
--------
*Unaudited.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

NOTE 4 -- Investment Transactions

     Excluding short-term and U.S. government obligations, purchases of investment securities aggregated $66,783,883 and sales of investment securities aggregated $12,253,941 for the six months ended September 30, 1997. Purchases of U.S. government obligations aggregated $3,953,750, and there were no sales of U.S. government obligations for the period.

     On September 30, 1997, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $151,427,953 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $459,434.

NOTE 5 -- Net Assets

     On September 30, 1997, net assets consisted of:

Paid-in capital:
   Class A Shares                                                $237,645,010
   Class B Shares                                                  32,992,382
   Class D Shares                                                   9,202,589
   Institutional Shares                                            49,962,768
Undistributed net investment income                                 3,040,955
Accumulated net realized gain from security transactions            6,833,589
Unrealized appreciation of investments                            150,968,519
                                                                 ------------
                                                                 $490,645,812
                                                                 ============
NOTE 6 -- Shareholder Meeting

     Alex. Brown Incorporated, which was the parent corporation of the Fund's investment advisor, merged into a subsidiary of Bankers Trust New York Corporation on September 1, 1997. Due to the change in control of Alex. Brown Incorporated, the Flag Investors Value Builder Fund held a special meeting for its shareholders on August 14, 1997. During the meeting, shareholders approved a new Investment Advisory Agreement between the Fund and ICCand a new Sub-Advisory Agreement among the Fund, ICC and ABIM. The new agreements are substantially the same as the former agreements.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

Directors and Officers


                          TRUMAN T. SEMANS
                              Chairman

    JAMES J. CUNNANE                      CARL W. VOGT, ESQ.
        Director                               Director

     RICHARD T. HALE                          HARRY WOOLF
        Director                               President

     JOHN F. KROEGER                         AMY M. OLMERT
        Director                               Secretary

     Louis E. Levy                         JOSEPH A. FINELLI
        Director                               Treasurer

   EUGENE J. MCDONALD                      LAURIE D. COLLIDGE
        Director                           Assistant Secretary

    REBECCA W. RIMEL
        Director





Investment Objective

A balanced mutual fund designed to maximize total return through a combination of long-term growth of capital and current income.




30


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



   This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

   For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.

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                                    BALANCED
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                                     INCOME
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             Flag Investors Total Return U.S. Treasury Fund Shares


                                TAX-FREE INCOME
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                                 CURRENT INCOME
                    Flag Investors Cash Reserve Prime Shares





                                  P.O. Box 515
                           Baltimore, Maryland 21203
                                  800-767-FLAG

                                Distributed by:
                             ICC DISTRIBUTORS, INC.